Document and Entity Information	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	Velocity Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39183
Entity Tax Identification Number	46-0659719
Entity Address, Address Line One	30699 Russell Ranch Road
Entity Address, Address Line Two	Suite 295
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	818
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692376
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE